CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses
General and administrative	$ 9,047,918	$ 9,410,097	$ 9,032,724
External research and development fees	2,763,174	6,083,378	3,859,178
Share-based payments	2,945,502	152,214	3,835,475
Depreciation and amortization	545,780	490,571	2,506,316
Impairment loss	0	0	4,555,805
Total operating expenses	15,302,374	16,136,260	23,789,498
Loss from operations	(15,302,374)	(16,136,260)	(23,789,498)
Interest income	(236,084)	(572,891)	(786,363)
Other income	(1,946,491)	(3,989)	0
Finance expense, net	158,063	33,017	299
Accretion and interest expense	460,577	14,560	0
(Gain) on settlement of debt	(43,336)	(732,417)	0
(Gain) on measurement of financial liability	0	0	(4,939,015)
Change in fair value of derivative liabilities and warrant liability	11,909,532	(104,483)	(212,256)
Unrealized loss on change in fair value of digital assets	771,863	141,770	0
Realized (gain) on sale of digital assets	(593,922)	0	0
Change in fair value of investments	(257,956)	3,702	378,425
Realized (gain) on sale of investments	(175,194)	0	0
Realized loss on sale of finance receivables	117,136	0	0
Loss on issuance of convertible debt	1,490,278	0	0
Net loss	(26,956,840)	(14,915,529)	(18,230,588)
Items that may be subsequently reclassified to loss:
Exchange gain (loss) on translation of foreign operations	40,738	(366,546)	(235,260)
Comprehensive loss	(26,916,102)	(15,282,075)	(18,465,848)
Net loss attributable to:
Equity owners of the Company	(26,175,286)	(14,202,724)	(17,902,179)
Non-controlling interests	(781,554)	(712,805)	(328,409)
Total Comprehensive loss	$ (26,956,840)	$ (14,915,529)	$ (18,230,588)
Net (loss) per share
Basic - continuing operations (in Dollars per share)	$ (8.2)	$ (13.12)	$ (29.93)
Diluted - continuing operations (in Dollars per share)	$ (8.2)	$ (13.12)	$ (29.93)
Weighted average number of shares outstanding – basic (in Shares)	3,285,876	1,136,922	609,056
Weighted average number of shares outstanding – diluted (in Shares)	3,285,876	1,136,922	609,056